COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,403
2019	1,610
2020	844
2021	300
2022	75
Total	$ 5,232